Commodity Price Risk Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Price Risk Activities

6. Commodity Price Risk Activities

The Company has implemented a strategy to reduce the effects of volatility of oil and natural gas prices on the Company’s results of operations by securing fixed price contracts for a portion of its expected sales volumes.

Inherent in the Company’s fixed price contracts, are certain business risks, including market risk and credit risk. Market risk is the risk that the price of oil and natural gas will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the Company’s counterparty to a contract. The Company does not currently require collateral from any of its counterparties nor does its counterparties require collateral from the Company. At September 30, 2016, the Company had no open physical delivery obligations.

The Company enters into certain commodity derivative instruments to mitigate commodity price risk associated with a portion of its future oil, NGL and natural gas production and related cash flows. The oil, NGL and natural gas revenues and cash flows are affected by changes in commodity product prices, which are volatile and cannot be accurately predicted. The objective for holding these commodity derivatives is to protect the operating revenues and cash flows related to a portion of the future oil, NGL and natural gas sales from the risk of significant declines in commodity prices, which helps ensure the Company’s ability to fund the capital budget. The Company has not designated any of the commodity derivatives as hedges under the applicable accounting standards. Consequently, all changes in fair value of these derivatives (realized and unrealized) are included in the consolidated statement of operations.

As of September 30, 2016, the following derivative transactions were outstanding:

Instrument	Total Volume	Settlement Period	Fixed Price
Oil – WTI Fixed Price Swap	48,500 Bbl	October – December 2016	$84.45
Oil – WTI Fixed Price Swap	70,100 Bbl	October – December 2016	90.45
Oil – WTI Fixed Price Swap	28,400 Bbl	October – December 2016	63.20
Oil – WTI Fixed Price Swap	36,500 Bbl	October – December 2016	56.90
Oil – WTI Fixed Price Swap	49,050 Bbl	October – December 2016	42.11
Oil – WTI Fixed Price Swap	109,500 Bbl	January – December 2017	51.05
Oil – WTI Fixed Price Swap	73,000 Bbl	January – December 2017	50.60

Instrument	Total Volume	Settlement Period	Puts	Calls
Oil – 3 Way Collar	365,100 Bbl	January – December 2017	$40.00 / 60.00	$85.00

The above derivative contracts aggregate to 232,550 barrels or 2,528 barrels of oil per day for the remainder of 2016 and 547,600 barrels or 1,500 barrels of oil per day for 2017. All derivative contracts are carried at their fair value on the balance sheet and all changes in value are recorded in the consolidated statement of operations in gain or loss on derivative financial instruments.

As of September 30, 2016 and December 31, 2015, all of the Company’s economic derivative hedge positions were with large financial institutions, which are not known to the Company to be in default on their derivative positions. The Company is exposed to credit risk to the extent of non-performance by the counterparties in the derivative contracts discussed above; however, the Company does not anticipate non-performance by such counterparties. None of the Company’s derivative instruments contain credit-risk related contingent features.

5. Commodity Price Risk Activities

The Company has implemented a strategy to reduce the effects of volatility of oil and natural gas prices on the Company’s results of operations by securing fixed price contracts for a portion of its expected sales volumes.

Inherent in the Company’s fixed price contracts, are certain business risks, including market risk and credit risk. Market risk is the risk that the price of oil and natural gas will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the Company’s counterparty to a contract. The Company does not currently require collateral from any of its counterparties nor, does its counterparties, require collateral from the Company. At December 31, 2015, the Company had no open physical delivery obligations.

The Company enters into certain commodity derivative instruments to mitigate commodity price risk associated with a portion of its future oil, NGL and natural gas production and related cash flows. The oil, NGL and natural gas revenues and cash flows are affected by changes in commodity product prices, which are volatile and cannot be accurately predicted. The objective for holding these commodity derivatives is to protect the operating revenues and cash flows related to a portion of the future oil, NGL and natural gas sales from the risk of significant declines in commodity prices, which helps ensure the Company’s ability to fund the capital budget. The Company has not designated any of the commodity derivatives as hedges under the applicable accounting standards. Consequently, all changes in fair value of these derivative (realized and unrealized) are included in the consolidated statement of operations.

As of December 31, 2015, the following derivative transactions were outstanding:

Instrument	Total Volume	Settlement Period	Fixed Price
Oil – WTI Fixed Price Swap	205,000 BBL	January –December 2016	$84.45
Oil – WTI Fixed Price Swap	309,000 BBL	January – December 2016	90.45
Oil – WTI Fixed Price Swap	135,600 BBL	January – December 2016	63.20
Oil – WTI Fixed Price Swap	183,400 BBL	January – December 2016	56.90

Instrument	Total Volume	Settlement Period	Puts	Calls
Oil – 3 Way Collar	365,100 BBL	January – December 2017	$40.00 / 60.00	$85.00

The above derivative contracts aggregate to 833,000 barrels or 2,276 barrels of oil per day for 2016 and 365,100 barrels or 1,000 barrels of oil per day for 2017. All derivative contracts are carried at their fair value on the balance sheet and all changes in value are recorded in the consolidated statement of operations in gain or loss on derivative financial instruments.

As of December 31, 2015 and 2014, all of the Company’s economic derivative hedge positions were with large financial institutions, which are not known to the Company to be in default on their derivative positions. The Company is exposed to credit risk to the extent of non-performance by the counterparties in the derivative contracts discussed above; however, the Company does not anticipate non-performance by such counterparties. None of the Company’s derivative instruments contains credit-risk related contingent features.